Hood River International Opportunity Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
COMMUNICATION SERVICES - 3.2%
Entertainment - 1.5%
CD Projekt SA	16,089	$884,144
		$–
Interactive Media & Services - 1.7%
Karnov Group AB (a)	58,424	509,101
Trustpilot Group PLC (a)(b)	186,000	533,315
		1,042,416
TOTAL COMMUNICATION SERVICES		1,926,560

CONSUMER DISCRETIONARY - 10.2%
Broadline Retail - 1.0%
Falabella SA	146,000	608,884
		$–
Hotels, Restaurants & Leisure - 3.9%
Genius Sports Ltd. (a)	144,964	1,451,089
WEB Travel Group Ltd. (a)	320,000	919,580
		2,370,669
Household Durables - 0.8%
Cury Construtora e Incorporadora SA	110,000	470,731
		$–
Leisure Products - 1.9%
Games Workshop Group PLC	6,379	1,159,080
		$–
Management of Companies and Enterprises - 1.1%
Viking Holdings Ltd. ORD SHS (a)	16,138	641,486
		$–
Textiles, Apparel & Luxury Goods - 1.5%
Kurabo Industries Ltd.	22,700	907,503
TOTAL CONSUMER DISCRETIONARY		6,158,353

CONSUMER STAPLES - 6.9%
Consumer Staples Distribution & Retail - 3.6%
BBB Foods, Inc. - Class A (a)	41,647	1,111,142
Cencosud SA	198,000	604,714
Redcare Pharmacy NV (a)(b)	3,707	479,955
		2,195,811
Personal Care Products - 1.2%
Oddity Tech Ltd. - Class A (a)(c)	16,925	732,176
		$–
Tobacco - 2.1%
Imperial Brands PLC	34,200	1,265,470
TOTAL CONSUMER STAPLES		4,193,457

ENERGY - 6.0%
Oil, Gas & Consumable Fuels - 6.0%
Cameco Corp.	21,887	900,869
Denison Mines Corp. (a)(c)	597,961	777,349
NexGen Energy Ltd. (a)(c)	151,291	679,297
Secure Waste Infrastructure Corp.	118,253	1,288,494
		3,646,009
TOTAL ENERGY		3,646,009

FINANCIALS - 16.5%
Banks - 7.0%
Banco BPM SpA	55,000	559,684
Banco de Chile	8,945,000	1,182,964
Bancolombia SA - ADR	28,400	1,141,680
BPER Banca SPA	56,000	439,584
Credito Emiliano SpA	33,000	449,401
Mediobanca Banca di Credito Finanziario SpA	23,500	440,807
		4,214,120
Capital Markets - 1.9%
Pensionbee Group PLC (a)	209,445	395,005
Plus500 Ltd.	21,622	766,409
		1,161,414
Consumer Finance - 4.7%
Kaspi.KZ JSC - ADR	5,765	535,280
LexinFintech Holdings Ltd. - ADR	111,000	1,119,990
Qifu Technology, Inc. - ADR (c)	26,300	1,181,133
		2,836,403
Insurance - 2.9%
Just Group PLC	403,981	767,112
Revo Insurance SpA	68,179	1,009,994
		1,777,106
TOTAL FINANCIALS		9,989,043

HEALTH CARE - 5.0%
Health Care Equipment & Supplies - 1.8%
Establishment Labs Holdings, Inc. (a)(c)	22,299	909,910
Implantica AG (a)	60,000	186,534
		1,096,444
Health Care Technology - 1.7%
Craneware PLC	27,698	633,652
Kneat.com, Inc. (a)	86,876	376,711
		1,010,363
Pharmaceuticals - 1.5%
Verona Pharma PLC - ADR (a)(c)	14,781	938,446
TOTAL HEALTH CARE		3,045,253

INDUSTRIALS - 35.1%(d)
Aerospace & Defense - 4.2%
Embraer SA (a)	35,000	403,824
Hanwha Aerospace Co. Ltd.	2,630	1,130,070
Theon International PLC	38,032	980,899
		2,514,793
Building Products - 2.2%
Cie de Saint-Gobain SA	5,500	547,894
KRN Heat Exchanger And Refrigeration Ltd. (a)	79,000	800,022
		1,347,916
Commercial Services & Supplies - 3.3%
DO & CO AG (a)	3,315	584,277
GFL Environmental, Inc. (c)	19,572	945,523
Orizon Valorizacao de Residuos SA (a)	60,000	444,550
		1,974,350
Construction & Engineering - 12.4%
Dai-Dan Co. Ltd.	54,000	1,346,430
Eiffage SA	7,800	908,148
Hyundai Engineering & Construction Co. Ltd.	19,700	484,035
Kandenko Co. Ltd.	83,600	1,505,401
Sanki Engineering Co. Ltd.	44,200	1,001,307
Sumitomo Densetsu Co. Ltd.	41,100	1,343,035
Vinci SA	7,200	907,636
		7,495,992
Electrical Equipment - 3.0%
Hyosung Heavy Industries Corp.	1,450	432,549
Siemens Energy AG (a)	23,839	1,413,228
		1,845,777
Ground Transportation - 0.7%
Grupo Traxion SAB de CV (a)(b)	540,000	414,542
		$–
Machinery - 8.5%
China Yuchai International Ltd.	13,938	236,807
Hanwha Ocean Co. Ltd. (a)	10,900	501,599
Hyundai Rotem Co. Ltd.	15,900	1,143,517
IHI Corp.	12,218	852,680
Kornit Digital Ltd. (a)	32,302	616,322
Meidensha Corp.	31,000	904,193
Mitsubishi Heavy Industries Ltd.	53,300	915,353
		5,170,471
Trading Companies & Distributors - 0.8%
Mills Locacao Servicos e Logistica SA	284,000	469,314
TOTAL INDUSTRIALS		21,233,155

INFORMATION TECHNOLOGY - 10.6%
Application Software - 1.6%
Circus SE (a)	56,250	979,255
		$–
Electronic Equipment, Instruments & Components - 3.4%
Celestica, Inc. (a)	6,297	496,266
Fabrinet (a)	8,094	1,598,646
		2,094,912
IT Services - 4.0%
Applied Digital Corp. (a)(c)	398,381	2,238,901
Vnet Group, Inc. - ADR (a)(c)	21,582	176,973
		2,415,874
Semiconductors & Semiconductor Equipment - 0.7%
Canatu PLC (a)	34,914	415,279
		$–
Software - 0.9%
SimilarWeb Ltd. (a)	65,000	537,550
TOTAL INFORMATION TECHNOLOGY		6,442,870

MATERIALS - 2.6%
Chemicals - 0.7%
Solvay SA	11,763	418,432
		$–
Construction Materials - 1.9%
Buzzi SpA	5,800	279,093
Heidelberg Materials AG	5,003	862,408
		1,141,501
TOTAL MATERIALS		1,559,933

UTILITIES - 0.7%
Independent Power and Renewable Electricity Producers - 0.7%
Capital Power Corp.	13,100	435,407
TOTAL UTILITIES		435,407
TOTAL COMMON STOCKS (Cost $59,221,859)		58,630,040

SHORT-TERM INVESTMENTS - 15.4%		Value
Investments Purchased with Proceeds from Securities Lending - 12.3%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.42% (e)	7,453,528	7,453,528

Money Market Funds - 3.1%	Shares
First American Treasury Obligations Fund - Class X, 4.25% (e)	1,871,815	1,871,815
TOTAL SHORT-TERM INVESTMENTS (Cost $9,325,343)		9,325,343

TOTAL INVESTMENTS - 112.2% (Cost $68,547,202)		67,955,383
Liabilities in Excess of Other Assets - (12.2)%		(7,412,587)
TOTAL NET ASSETS - 100.0%		$60,542,796
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $1,427,812 or 2.4% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $7,089,205 which represented 11.7% of net assets.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Hood River International Opportunity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$29,587,871	$29,042,169	$–	$58,630,040
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	7,453,528
Money Market Funds	1,871,815	–	–	1,871,815
Total Investments	$31,459,686	$29,042,169	$–	$67,955,383

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $7,453,528 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.